Financial instruments - Fair value of loans and financing (Details) - Loans, financing and debentures - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	R$ 98,802,972	R$ 75,703,064
Bonds | Foreign countries | Fixed
Disclosure of detailed information about financial instruments [line items]
Description of valuation techniques used to measure fair value less costs of disposal	Secondary Market
Financial liabilities, at fair value	R$ 48,734,909	38,703,379
Export credits (“export prepayments”) | Foreign countries | SOFR
Disclosure of detailed information about financial instruments [line items]
Description of valuation techniques used to measure fair value less costs of disposal	SOFR
Financial liabilities, at fair value	R$ 22,740,891	17,783,760
Export credits (“export prepayments”) | Country of domicile | Fixed
Disclosure of detailed information about financial instruments [line items]
Description of valuation techniques used to measure fair value less costs of disposal	DI 1
Financial liabilities, at fair value		824,035
Assets Financing | Foreign countries | SOFR
Disclosure of detailed information about financial instruments [line items]
Description of valuation techniques used to measure fair value less costs of disposal	SOFR
Financial liabilities, at fair value	R$ 422,115	278,107
Assets Financing | Country of domicile | SOFR
Disclosure of detailed information about financial instruments [line items]
Description of valuation techniques used to measure fair value less costs of disposal	DI 1
Financial liabilities, at fair value	R$ 60,566	75,622
ECA - Export Credit Agency | Foreign countries | SOFR
Disclosure of detailed information about financial instruments [line items]
Description of valuation techniques used to measure fair value less costs of disposal	SOFR
Financial liabilities, at fair value	R$ 864,202
IFC - International Finance Corporation | Foreign countries | SOFR
Disclosure of detailed information about financial instruments [line items]
Description of valuation techniques used to measure fair value less costs of disposal	SOFR
Financial liabilities, at fair value	R$ 6,261,715	3,198,761
Panda Bonds (1) | Foreign countries | Fixed
Disclosure of detailed information about financial instruments [line items]
Description of valuation techniques used to measure fair value less costs of disposal	Fixed
Financial liabilities, at fair value	R$ 951,125
BNDES – TJLP [Member] | Country of domicile | BNDES – TJLP
Disclosure of detailed information about financial instruments [line items]
Description of valuation techniques used to measure fair value less costs of disposal	DI 1
Financial liabilities, at fair value	R$ 171,109	215,458
BNDES – TLP [Member] | Country of domicile | BNDES – TLP
Disclosure of detailed information about financial instruments [line items]
Description of valuation techniques used to measure fair value less costs of disposal	DI 1
Financial liabilities, at fair value	R$ 3,275,012	2,712,762
BNDES | Country of domicile | Fixed
Disclosure of detailed information about financial instruments [line items]
Description of valuation techniques used to measure fair value less costs of disposal	DI 1
Financial liabilities, at fair value		3,903
BNDES | Country of domicile | BNDES – SELIC
Disclosure of detailed information about financial instruments [line items]
Description of valuation techniques used to measure fair value less costs of disposal	DI 1
Financial liabilities, at fair value	R$ 645,139	686,798
BNDES – TR | Country of domicile | BNDES – TR
Disclosure of detailed information about financial instruments [line items]
Description of valuation techniques used to measure fair value less costs of disposal	DI 1
Financial liabilities, at fair value	R$ 33,466
BNDES - US$ | Country of domicile | BNDES - US$
Disclosure of detailed information about financial instruments [line items]
Description of valuation techniques used to measure fair value less costs of disposal	DI 2
Financial liabilities, at fair value	R$ 106,966
Debentures | Country of domicile | CDI/IPCA
Disclosure of detailed information about financial instruments [line items]
Description of valuation techniques used to measure fair value less costs of disposal	DI 1/IPCA
Financial liabilities, at fair value	R$ 12,002,992	8,881,277
NCE ("Export Credit Notes") | Country of domicile | CDI
Disclosure of detailed information about financial instruments [line items]
Description of valuation techniques used to measure fair value less costs of disposal	DI 1
Financial liabilities, at fair value	R$ 108,308	110,396
NCR ("Rural Credit Notes") | Country of domicile | CDI
Disclosure of detailed information about financial instruments [line items]
Description of valuation techniques used to measure fair value less costs of disposal	DI 1
Financial liabilities, at fair value	R$ 2,424,457	R$ 2,228,806